Risk Report - Credit Risk Exposure - Credit Risk Profile by Industry Sector (Detail) - EUR (€) € in Millions		Dec. 31, 2023		Dec. 31, 2022
Total | Credit Risk Profile [Domain Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		€ 643		€ 828
Mining and quarrying		10,012		11,398
Manufacturing		100,783		106,939
Electricity, gas, steam and air conditioning supply		15,289		17,867
Water supply, sewerage, waste management and remediation activities		1,250		1,609
Construction		11,177		11,344
Wholesale and retail trade, repair of motor vehicles and motorcycles		45,973		47,275
Transport and storage		13,548		14,220
Accommodation and food service activities		3,124		3,259
Information and communication		25,449		27,317
Financial and insurance activities		381,232	[1]	362,322	[2]
Real estate activities		60,343	[3]	60,222	[4]
Professional, scientific and technical activities		15,843		14,973
Administrative and support service activities		15,950		14,811
Public administration and defense, compulsory social security		137,893		118,034
Education		645		727
Human health services and social work activities		6,543		6,783
Arts, entertainment and recreation		2,683		3,001
Other service activities		14,531		13,449
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		243,459		252,687
Activities of extraterritorial organizations and bodies		2,010		1,322
Total		1,108,381		1,090,386
Loans [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		384	[5]	524	[6]
Mining and quarrying		2,774	[5]	2,392	[6]
Manufacturing		28,397	[5]	30,534	[6]
Electricity, gas, steam and air conditioning supply		4,081	[5]	4,893	[6]
Water supply, sewerage, waste management and remediation activities		486	[5]	725	[6]
Construction		4,257	[5]	4,239	[6]
Wholesale and retail trade, repair of motor vehicles and motorcycles		21,030	[5]	21,535	[6]
Transport and storage		4,924	[5]	5,547	[6]
Accommodation and food service activities		1,862	[5]	1,965	[6]
Information and communication		7,589	[5]	7,002	[6]
Financial and insurance activities		110,901	[5]	116,558	[6]
Real estate activities		49,267	[5]	47,973	[6]
Professional, scientific and technical activities		6,889	[5]	7,013	[6]
Administrative and support service activities		8,911	[5]	7,470	[6]
Public administration and defense, compulsory social security		5,731	[5]	5,287	[6]
Education		279	[5]	249	[6]
Human health services and social work activities		4,390	[5]	4,523	[6]
Arts, entertainment and recreation		1,017	[5]	1,128	[6]
Other service activities		5,302	[5]	5,324	[6]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		216,055	[5]	221,098	[6]
Activities of extraterritorial organizations and bodies		0	[5]	1	[6]
Total		484,527	[5]	495,979	[6]
Loans [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		2		2
Mining and quarrying		230		248
Manufacturing		285		380
Electricity, gas, steam and air conditioning supply		307		107
Construction		217		233
Wholesale and retail trade, repair of motor vehicles and motorcycles		233		224
Transport and storage		616		409
Accommodation and food service activities		3		7
Information and communication		372		489
Financial and insurance activities		3,840		3,186
Real estate activities		1,302		1,556
Professional, scientific and technical activities		68		124
Administrative and support service activities		148		199
Public administration and defense, compulsory social security		364		552
Education		2
Human health services and social work activities		42		31
Arts, entertainment and recreation		22		1
Other service activities		183		206
Total		8,235		7,955
Loans [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Mining and quarrying		126
Manufacturing		5		7
Electricity, gas, steam and air conditioning supply		75		75
Construction				0
Wholesale and retail trade, repair of motor vehicles and motorcycles		79		39
Transport and storage		13		22
Information and communication		21		62
Financial and insurance activities		276		620
Real estate activities		103		101
Administrative and support service activities		169		192
Public administration and defense, compulsory social security		10		10
Human health services and social work activities				0
Other service activities		10		39
Total		887		1,205
Loans [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Mining and quarrying	[7]			0
Manufacturing		1,877	[8]	1,431	[7]
Electricity, gas, steam and air conditioning supply	[8]	272
Construction		20	[8]	21	[7]
Wholesale and retail trade, repair of motor vehicles and motorcycles		784	[8]	806	[7]
Transport and storage		63	[8]	90	[7]
Accommodation and food service activities	[7]			0
Information and communication		100	[8]	231	[7]
Financial and insurance activities		1,281	[8]	969	[7]
Real estate activities		122	[8]	41	[7]
Administrative and support service activities		157	[8]	62	[7]
Public administration and defense, compulsory social security		27	[8]	128	[7]
Arts, entertainment and recreation	[8]	33
Other service activities		130	[8]	210	[7]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		1	[8]	1	[7]
Total		4,867	[8]	4,069	[7]
Off-balance sheet [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		224	[9]	275	[10]
Mining and quarrying		4,893	[9]	5,636	[10]
Manufacturing		53,572	[9]	58,584	[10]
Electricity, gas, steam and air conditioning supply		6,475	[9]	6,479	[10]
Water supply, sewerage, waste management and remediation activities		523	[9]	457	[10]
Construction		2,965	[9]	3,198	[10]
Wholesale and retail trade, repair of motor vehicles and motorcycles		16,540	[9]	16,947	[10]
Transport and storage		6,088	[9]	6,254	[10]
Accommodation and food service activities		1,015	[9]	1,137	[10]
Information and communication		13,244	[9]	14,567	[10]
Financial and insurance activities		90,138	[9]	74,787	[10],[11]
Real estate activities		7,061	[9]	7,251	[10]
Professional, scientific and technical activities		6,190	[9]	5,070	[10]
Administrative and support service activities		5,007	[9]	5,101	[10]
Public administration and defense, compulsory social security		6,759	[9]	6,767	[10],[11]
Education		72	[9]	125	[10]
Human health services and social work activities		1,725	[9]	1,898	[10]
Arts, entertainment and recreation		1,402	[9]	1,507	[10]
Other service activities		4,534	[9]	4,037	[10]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		26,981	[9]	30,943	[10]
Activities of extraterritorial organizations and bodies		0	[9]	0	[10]
Total		255,409	[9]	251,021	[10]
Off-balance sheet [Member] | Contingent liabilities [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		32		17
Mining and quarrying		1,409		2,644
Manufacturing		13,809		13,053
Electricity, gas, steam and air conditioning supply		2,967		3,779
Water supply, sewerage, waste management and remediation activities		148		158
Construction		3,060		2,927
Wholesale and retail trade, repair of motor vehicles and motorcycles		6,247		6,795
Transport and storage		1,108		1,061
Accommodation and food service activities		138		110
Information and communication		3,209		3,317
Financial and insurance activities		28,491		28,173
Real estate activities		183		192
Professional, scientific and technical activities		2,213		2,309
Administrative and support service activities		577		1,062
Public administration and defense, compulsory social security		123		60
Education		55		53
Human health services and social work activities		127		146
Arts, entertainment and recreation		102		106
Other service activities		850		793
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		282		455
Activities of extraterritorial organizations and bodies		2		2
Total		65,131		67,214
OTC derivatives [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[12]	1		2	[13]
Mining and quarrying	[12]	47		41	[13]
Manufacturing	[12]	1,303		1,863	[13]
Electricity, gas, steam and air conditioning supply	[12]	142		145	[13]
Water supply, sewerage, waste management and remediation activities	[12]	38		245	[13]
Construction	[12]	7		75	[13]
Wholesale and retail trade, repair of motor vehicles and motorcycles	[12]	599		570	[13]
Transport and storage	[12]	173		170	[13]
Accommodation and food service activities	[12]	10		14	[13]
Information and communication	[12]	289		960	[13]
Financial and insurance activities	[12]	18,176		22,881	[13]
Real estate activities	[12]	304		452	[13]
Professional, scientific and technical activities	[12]	172		108	[13]
Administrative and support service activities	[12]	486		413	[13]
Public administration and defense, compulsory social security	[12]	303		398	[13]
Education	[12]	68		169	[13]
Human health services and social work activities	[12]	53		36	[13]
Arts, entertainment and recreation	[12]	49		83	[13]
Other service activities	[12]	165		68	[13]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[12]	140		189	[13]
Activities of extraterritorial organizations and bodies	[12]	29		85	[13]
Total	[12]	22,555		28,967	[13]
Debt securities [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Mining and quarrying		46	[14]	34	[15]
Manufacturing		0	[14]	64	[15]
Electricity, gas, steam and air conditioning supply		175	[14]	78	[15]
Construction		130	[14]	29	[15]
Wholesale and retail trade, repair of motor vehicles and motorcycles	[15]			0
Transport and storage		66	[14]	117	[15]
Information and communication		95	[14]	108	[15]
Financial and insurance activities		4,639	[1],[14]	4,669	[2],[15]
Real estate activities		227	[14]	405	[4],[15]
Professional, scientific and technical activities		49	[14]	27	[15]
Administrative and support service activities		51	[14]	39	[15]
Public administration and defense, compulsory social security		15,907	[14]	19,782	[15]
Human health services and social work activities	[14]	99
Other service activities		146	[14]	115	[15]
Activities of extraterritorial organizations and bodies		205	[14]	40	[15]
Total		21,868	[14]	25,596	[15]
Debt securities [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0		8
Mining and quarrying		486		362
Manufacturing		1,481		983
Electricity, gas, steam and air conditioning supply		776		732
Water supply, sewerage, waste management and remediation activities		26		23
Construction		387		621
Wholesale and retail trade, repair of motor vehicles and motorcycles		458		357
Transport and storage		481		537
Accommodation and food service activities		90		26
Information and communication		531		579
Financial and insurance activities		25,416	[1]	18,440	[2]
Real estate activities		1,159		1,703	[4]
Professional, scientific and technical activities		151		206
Administrative and support service activities		436		268
Public administration and defense, compulsory social security		83,791		59,291
Education		160		113
Human health services and social work activities		95		49
Arts, entertainment and recreation		58		125
Other service activities		3,028		2,636
Activities of extraterritorial organizations and bodies		1,476		964
Total		120,485		88,025
Debt securities [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Mining and quarrying		2	[16]	2	[17]
Manufacturing		54	[16]	41	[17]
Electricity, gas, steam and air conditioning supply		20	[16]	35	[17]
Construction		133	[16]	1	[17]
Wholesale and retail trade, repair of motor vehicles and motorcycles		2	[16]	2	[17]
Transport and storage		15	[16]	14	[17]
Accommodation and food service activities	[17]			0
Information and communication		0	[16]	2	[17]
Financial and insurance activities		4,789	[1],[16]	4,421	[2],[17]
Real estate activities		546	[16]	548	[4],[17]
Professional, scientific and technical activities		111	[16]	115	[17]
Administrative and support service activities		8	[16]	5	[17]
Public administration and defense, compulsory social security		22,725	[16]	19,991	[17]
Education	[16]	9
Human health services and social work activities	[16]	11
Other service activities		151	[16]	18	[17]
Activities of extraterritorial organizations and bodies		298	[16]	229	[17]
Total		28,874	[16]	25,450	[17]
Repo and repo-style transactions [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Electricity, gas, steam and air conditioning supply	[18]	0
Financial and insurance activities	[18]	14,695	[1]	9,965	[2],[19]
Other service activities	[18],[19]			0
Total	[18]	14,764		11,479	[19]
Repo and repo-style transactions [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Financial and insurance activities	[18]	76,785	[1]	75,497	[2],[19]
Public administration and defense, compulsory social security	[18]	2,154		5,768	[19]
Other service activities	[18]	34		4	[19]
Total	[18]	78,973		81,270	[19]
Repo and repo-style transactions [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Financial and insurance activities	[18]	1,805	[1]	2,156	[2],[19]
Total	[18]	€ 1,805		€ 2,156	[19]

[1]	Includes exposure to Corporates including Holding Companies of € 96 billion, Asset-Backed Securities of € 44 billion, Banks of € 55 billion, Insurance of € 13 billion, Financial Intermediaries of € 10 billion and Public Sector of € 16 billion, all based on internal client classification
[2]	Includes exposure to Corporates including Holding Companies of € 85 billion, Asset-Backed Securities of € 43 billion, Banks of € 54 billion, Insurance of € 15 billion, Financial Intermediaries of € 22 billion and Public Sector of € 13 billion, all based on internal client classification
[3]	Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 38 billion
[4]	Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is 39 billion
[5]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[6]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[7]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[8]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[9]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[10]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[11]
[12]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[13]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[14]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[15]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[16]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[17]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[18]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[19]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed